UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22805

ClearBridge American Energy MLP Fund Inc.

(Exact name of registrant as specified in charter)

620 EIGHTH AVENUE, 49TH FLOOR, NEW YORK, NEW YORK 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

100 First Stamford Place

Stamford, Connecticut 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-777-0102

Date of fiscal year end: November 30

Date of reporting period: July 1, 2018–June 30, 2019

Item 1. Proxy Voting Record

On November 16, 2018, ClearBridge American Energy MLP Fund Inc. merged with and into ClearBridge Energy Midstream Opportunity Fund Inc.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-22805
Reporting Period: 07/01/2018 - 06/30/2019
CLEARBRIDGE AMERICAN ENERGY MLP FUND INC.

================== Clearbridge American Energy MLP Fund Inc. ===================

DYNAGAS LNG PARTNERS LP

Ticker:       DLNG           Security ID:  Y2188B108
Meeting Date: NOV 30, 2018   Meeting Type: Annual
Record Date:  OCT 19, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect Director Evangelos Vlahoulis      For       For          Management
2     Ratify Ernst & Young (Hellas)           For       For          Management
      Certified Auditors Accountants S.A. as
      Auditors

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ENBRIDGE ENERGY PARTNERS LP

Ticker:       EEP            Security ID:  29250R106
Meeting Date: DEC 17, 2018   Meeting Type: Special
Record Date:  NOV 05, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Merger Agreement                For       For          Management
2     Adjourn Meeting                         For       For          Management

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ENERGY TRANSFER PARTNERS LP

Ticker:       ETP            Security ID:  29278N103
Meeting Date: OCT 18, 2018   Meeting Type: Special
Record Date:  SEP 10, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Merger Agreement                For       For          Management
2     Adjourn Meeting                         For       For          Management

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RICE MIDSTREAM PARTNERS LP

Ticker:       RMP            Security ID:  762819100
Meeting Date: JUL 20, 2018   Meeting Type: Special
Record Date:  JUN 07, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Merger Agreement                For       For          Management

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WILLIAMS PARTNERS L.P.

Ticker:       WPZ            Security ID:  96949L105
Meeting Date: AUG 09, 2018   Meeting Type: Written Consent
Record Date:  JUL 09, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Merger Agreement                For       For          Management

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ClearBridge American Energy MLP Fund Inc.

By:	/s/ Jane Trust Jane Trust Chairman, President and Chief Executive Officer

Date:	August 16, 2019